SIGNIFICANT ACCOUNTING POLICIES (Schedule of Original Useful Lives of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2018
Computer Software Intangible Asset [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Original estimated useful lives	2 years
Computer Software Intangible Asset [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Original estimated useful lives	10 years
Student Populations [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Original estimated useful lives	1 year 9 months 18 days
Student Populations [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Original estimated useful lives	15 years
Cooperative Agreement [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Original estimated useful lives	1 year 3 months 18 days
Cooperative Agreement [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Original estimated useful lives	10 years
Off-Market Favorable Lease [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Original estimated useful lives	9 months 18 days
Off-Market Favorable Lease [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Original estimated useful lives	20 years
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Asset Estimated Useful Lives	Indefinite
Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Asset Estimated Useful Lives	Indefinite